Trade receivables, prepayments and other receivables - Summary of Movement in the loss allowance account (Parenthetical) (Details)	6 Months Ended
Jun. 30, 2025
Disclosure of Aging Analysis of Trade Receivables [Line Items]
Term of recover of trade and other receivables	1 year
Bottom of range [member]
Disclosure of Aging Analysis of Trade Receivables [Line Items]
Trade receivables due Term	30 days
Top of range [member]
Disclosure of Aging Analysis of Trade Receivables [Line Items]
Trade receivables due Term	90 days